Financial Risk Management - Schedule of Foreign Currencies Denominated Balances (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
USD [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax), percentage	1.00%	4.00%
EUR [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax), percentage	1.00%	4.00%